Other Borrowings (Details) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Reverse repurchase agreements and other borrowings due within 1 year	$ 0	$ 0
Reverse repurchase agreements and other borrowings due from 1 to 3 years	0	300,000,000
Reverse repurchase agreements and other borrowings due from 4 to 5 years	0	300,000,000
Reverse repurchase agreements and other borrowings due in more than 5 years	0	200,000,000
Other borrowings	0	800,000,000
Callable reverse repurchase agreements and other borrowings	0	500,000,000
Reverse repurchase agreements and other borrowings due within 1 year	0	200,000,000
Reverse repurchase agreements and other borrowings due from 1 to 3 years	0	300,000,000
Reverse repurchase agreements and other borrowings due from 4 to 5 years	0	300,000,000
Reverse repurchase agreements and other borrowings due in more than 5 years	0	0
Repurchase agreements with customers	0	800,000,000
Daily average of securities sold under agreements to repurchase	0.00%	3.90%	3.90%
Weighted daily average interest rate during the year	3.71%	3.73%	3.90%
Daily average of securities sold under agreements to repurchase	692,896,000	800,000,000	800,000,000
Maximum securities sold under agreements to repurchase at any month end	800,000,000	800,000,000	800,000,000
Weighted average interest rate at end of year	25,693,000	29,867,000	29,867,000
Weighted average interest rate at end of year	0.00%	0.00%	0.00%
Weighted daily average interest rate during the year	0.00%	0.00%	4.98%
Daily average of other borrowings	0	0	9,479,000
Maximum other borrowings at any month end	0	0	14,310,000
Interest expense during the year	$ 0	$ 0	$ 22,000